Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Benefits

Note 12: Retirement Plans

The Company maintains a qualified 401(k) profit‑sharing plan (the “Plan”) for the benefit of substantially all U.S.‑based full‑time colleagues. The Company may make discretionary profit‑sharing contributions to the Plan up to a maximum of 5% of “qualified cash compensation” for each eligible participating colleague. Non‑discretionary (matching) 401(k) contributions to the Plan, for full‑time U.S. colleagues, were  $2,423 and $2,600, for the nine months ended September 30, 2019 and 2020, respectively. The Company also maintains various retirement benefit plans (primarily defined contribution plans) for colleagues of its international subsidiaries. Contributions to these plans were  $5,956 and $5,566, for the nine months ended September 30, 2019 and 2020, respectively.

The Company also has a nonqualified DCP, which was amended and restated effective September 22, 2020, under which certain officers and key colleagues may defer all or any part of their incentive compensation, and the Company may make discretionary awards on behalf of such participants. Elective participant deferrals and discretionary Company awards are required to be in the form of phantom shares of the Company’s  Class B Common Stock, which are valued for tax and accounting purposes in the same manner as actual shares of Class B Common Stock. The Company’s discretionary awards made prior to January 1, 2016 vest 20% on the date of grant and 20% on each of the four subsequent anniversary dates. The Company’s discretionary awards made on or after January 1, 2016 are 100% vested at the time of grant. No discretionary contributions were made to the DCP during the nine months ended September 30, 2019 and 2020. Pursuant to the terms of the DCP, in connection with the Special Dividend (see Note 13) declared on August 28, 2020, participants received phantom shares valued at $41,948 in lieu of the Special Dividend.

Amounts in the DCP attributable to certain non‑colleague participants are settled in cash and are classified as liabilities which are marked to market at the end of each reporting period. The total liability related to the DCP for non‑colleague participants was $2,544 and $2,300 as of  December 31, 2019 and September 30, 2020, respectively.

The table below shows compensation (income) expense related to the DCP recorded during the nine months ended September 30, 2019 and 2020, respectively:

	Nine Months Ended
	September 30,
	2019	2020
DCP related compensation (income) expense	$304	$(115)

Note 11: Retirement Plans

The Company maintains a qualified 401(k) profit sharing plan (the Plan) for the benefit of substantially all U.S.‑based full‑time colleagues. The Company may make discretionary profit‑sharing contributions to the Plan up to a maximum of 5% of “qualified cash compensation” for each eligible participating colleague. Non‑discretionary (matching) 401(k) contributions to the Plan, for full‑time U.S. colleagues, were $3,337 and $3,311, for the years ended December 31, 2018 and 2019, respectively. The Company also maintains various retirement benefit plans (primarily defined contribution plans) for colleagues of its international subsidiaries. Contributions to these plans were $7,613 and $8,070, for the years ended December 31, 2018 and 2019, respectively.

The Company also has a nonqualified deferred compensation plan (the “DCP”), under which certain officers and key colleagues may elect to defer the receipt of all or a portion of their bonus compensation. In addition, the Company may make discretionary awards under the DCP on behalf of the participants. Elective participant deferrals and discretionary Company awards are required to be in the form of phantom shares of the Company’s Class B Non‑Voting Common Stock (“Class B Common Stock”), which are valued for tax and accounting purposes in the same manner as actual shares of Class B Common Stock. All DCP distributions to current colleague participants are made in the form of shares of Class B Common Stock. The Company’s discretionary awards made prior to January 1, 2016 vest 20% on the date of grant and 20% on each of the four subsequent anniversary dates. The Company’s discretionary awards made on or after January 1, 2016 are 100% vested at the time of grant. No discretionary contributions were made to the DCP during the years ended December 31, 2018 or 2019.

Amounts in the DCP attributable to certain non‑colleague participants are settled in cash and are classified as liabilities which are marked to market at the end of each reporting period. The total liability related to the DCP for non‑colleague participants was $2,275 and $2,544 as of December 31, 2018 and 2019, respectively.

The table below shows compensation (income) expense related to the DCP recorded during the years ended December 31, 2018 and 2019:

	Year Ended
	December 31,
	2018	2019
DCP related compensation (income) expense	$(75)	$408